UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: March 31, 2017

Date of reporting period: December 31, 2016

Item 1.  Schedule of Investments

REX VolMAXXTM Long VIX Weekly Futures Strategy ETF
Consolidated Schedule of Investments
December 31, 2016  (Unaudited)

Description	Shares	Fair Value

SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUNDS — 14.3%
iPath S&P 500 VIX Short-Term Futures ETN	4,000	$102,040
ProShares VIX Short-Term Futures ETF	12,100	257,246

Total Exchange Traded Funds
(Cost $466,051)		359,286

Total Investments - 14.3%
(Cost $466,051)†		$359,286
SCHEDULE OF SECURITIES SOLD SHORT

EXCHANGE-TRADED FUND — (34.6)%
VelocityShares Daily Inverse VIX Short Term ETN	(18,600)	$(869,550)

Total Exchange-Traded Fund
(Proceeds $707,282)		(869,550)

Total Securities Sold Short - (34.6)%
(Proceeds $707,282)		$(869,550)

The open futures contracts held by the Fund at June 30, 2016, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation
VIX 1 Week	20	Jan-2017	$27,540
VIX 2 Week	67	Jan-2017	23,794
			$51,334

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period. The futures contracts are held by REX VolMAXXTM Long VIX Weekly Futures Strategy Subsidiary I as of December 31, 2016.

Percentages are based on Net Assets of $2,511,547.

†
At December 31, 2016, the tax basis cost of the Fund's investments was $466,051, and the unrealized appreciation and depreciation, excluding securities sold short, were $0 and $(106,765), respectively.

ETF — Exchange Traded Fund
ETN — Exchange Traded Note
S&P — Standard & Poor’s
VIX — Volatility Index

The following is a list of the level of inputs used as of December 31, 2016 in valuing the Fund’s investments and other instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$359,286	$—	$—	$359,286
Total Investments in Securities	$359,286	$—	$—	$359,286

Securities Sold Short	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$(869,550)	$—	$—	$(869,550)
Total Securities Sold Short	$(869,550)	$—	$—	$(869,550)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$51,334	$—	$—	$51,334
Total Other Financial Instruments	$51,334	$—	$—	$51,334

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended December 31, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

REX VolMAXXTM Short VIX Weekly Futures Strategy ETF
Consolidated Schedule of Investments
December 31, 2016  (Unaudited)

6

Description	Shares	Fair Value

SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUNDS — 13.2%
ProShares Short VIX Short-Term Futures ETF	5,800	$527,684
VelocityShares Daily Inverse VIX Short Term ETN	4,700	219,725

Total Exchange Traded Funds
(Cost $443,290)		747,409

Total Investments - 13.2%
(Cost $443,290)†		$747,409
SCHEDULE OF SECURITIES SOLD SHORT

EXCHANGE-TRADED FUND — (50.5)%
iPath S&P 500 VIX Short-Term Futures ETN‡	(77,300)	$(2,857,468)

Total Exchange-Traded Fund
(Proceeds $1,971,929)		(2,857,468)

Total Securities Sold Short - (50.5)%
(Proceeds $1,971,929)		$(2,857,468)

The open futures contracts held by the Fund at June 30, 2016, are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation
CBOE X	(67)	Jan-2017	$(68,790)
VIX 1 Week	(40)	Jan-2017	$(34,960)
VIX 2 Week	(85)	Jan-2017	(37,418)
			$(141,168)

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period. The futures contracts are held by REX VolMAXXTM Short VIX Weekly Futures Strategy Subsidiary I as of December 31, 2016.

Percentages are based on Net Assets of $5,656,030.

‡
The Fund’s investment in the iPath S&P 500 VIX Short-Term Futures ETN represents greater than 50% of the Fund’s total investments. iPath S&P 500 VIX Short-Term Futures ETN are designed to provide exposure to the S&P 500 VIX Short-Term Futures Index Total Return. For further financial information, available upon request at no charge, on the iPath S&P 500 VIX Short-Term Futures ETN, please go to the Securities Exchange Commission’s website at http:// www.sec.gov or call 212-528-7990.

†
At December 31, 2016, the tax basis cost of the Fund's investments was $443,290, and the unrealized appreciation and depreciation, excluding securities sold short, were $304,119 and $(0), respectively.

CBOE — Chicago Board Options Exchange
ETF — Exchange Traded Fund
ETN — Exchange Traded Note
S&P — Standard & Poor’s
VIX — Volatility Index

The following is a list of the level of inputs used as of December 31, 2016 in valuing the Fund’s investments and other instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$747,409	$—	$—	$747,409
Total Investments in Securities	$747,409	$—	$—	$747,409

Securities Sold Short	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$(2,857,468)	$—	$—	$(2,857,468)
Total Securities Sold Short	$(2,857,468)	$—	$—	$(2,857,468)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(141,168)	$—	$—	$(141,168)
Total Other Financial Instruments	$(141,168)	$—	$—	$(141,168)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended December 31, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

REX-QH-002-0200

Item 2.     Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: March 1, 2017

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: March 1, 2017